EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic earnings per share
    Basic earnings per share is calculated by dividing the profit attributable to equity holders of Ferrari by the weighted average number of common shares issued and outstanding during the period.
The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2021, 2020 and 2019:

		For the years ended December 31,
		2021	2020	2019
Profit attributable to owners of the Company	€ thousand	830,767	607,817	695,818
Weighted average number of common shares for basic earnings per common share	thousand	184,446	184,806	186,767
Basic earnings per common share		€4.50	3.29	3.73
Diluted earnings per share
    For the years ended December 31, 2021, 2020 and 2019, the weighted average number of shares for diluted earnings per share was increased to take into consideration the theoretical effect of the potential common shares that would be issued for the Group’s equity incentive plans (assuming 100 percent of the target awards vested). See Note 21 “Share-Based Compensation” for additional details related to the Group’s equity incentive plans.
    The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2021, 2020 and 2019:

		For the years ended December 31,
		2021	2020	2019
Profit attributable to owners of the Company	€ thousand	830,767	607,817	695,818
Weighted average number of common shares for diluted earnings per common share	thousand	184,722	185,379	187,535
Diluted earnings per common share		€4.50	3.28	3.71